CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenues:
Total revenues		$ 2,802,882	$ 2,089,132	$ 1,614,173
Cost of revenues	[1],[2]	465,707	336,021	268,807
Gross profit		2,337,175	1,753,111	1,345,366
Operating expenses:
Research and development	[1],[2]	1,397,568	963,326	763,188
Marketing and sales	[1],[2]	567,691	372,909	299,683
General and administrative	[2]	478,373	315,242	268,409
Total operating expenses		2,443,632	1,651,477	1,331,280
Operating income (loss)		(106,457)	101,634	14,086
Other non-operating expense, net		(434,588)	(620,759)	(338,486)
Finance income		2,297	7,174	27,801
Finance costs		(25,824)	(122,713)	(49,610)
Loss before income tax expense		(564,572)	(634,664)	(346,209)
Income tax expense		(49,552)	(61,651)	(4,445)
Net loss		$ (614,124)	$ (696,315)	$ (350,654)
Net loss per share attributable to ordinary shareholders:
Basic (USD per share)		$ (2.42)	$ (2.79)	$ (1.43)
Diluted (USD per share)		$ (2.42)	$ (2.79)	$ (1.43)
Weighted-average shares outstanding used to compute net loss per share attributable to ordinary shareholders:
Basic (shares)		253,312,000	249,679,000	244,844,000
Diluted (shares)		253,312,000	249,679,000	244,844,000
Subscription
Revenues:
Total revenues		$ 2,096,706	$ 1,324,064	$ 931,455
Maintenance
Revenues:
Total revenues		495,077	522,971	469,350
Other
Revenues:
Total revenues		$ 211,099	$ 242,097	$ 213,368

[1]	Amounts include amortization of acquired intangible assets, as follows:

Cost of revenues	$22,694	$22,394	$29,509
Research and development	374	168	166
Marketing and sales	9,330	9,192	12,860

[2]	Amounts include share-based payment expense, as follows:

Cost of revenues	$44,848	$24,739	$19,787
Research and development	437,607	253,328	204,150
Marketing and sales	109,338	46,978	41,960
General and administrative	115,294	60,687	47,498